Impairment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Impairment [Abstract]
Impairment	$ 96.5	$ 0.0	$ 96.5	$ 0.0
Recoverable amount of asset or cash-generating unit	$ 449.0		$ 449.0
Sensitivity Analysis For Discount Rate			1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			$ 41.0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets			$ 41.0
Actuarial assumption of discount rates	19.00%		19.00%
Sensitivity Analysis for Capital Costs			$ 50.0
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input - WACC			113.0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input - WACC			$ 131.0